Consolidated Statement of Changes in Stockholders' Accumulated Deficit (as restated) (Parentheticals) - CA [Member] - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Exercise of unit warrants price		$ 0.50
Exercise of broker warrants price	$ 0.50	$ 0.50